Annual Fund Operating Expenses - GGM Macro Alignment ETF - GGM Macro Alignment ETF	Dec. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.20%	[2]
Expenses (as a percentage of Assets)	0.94%

[1]	The Fund’s Adviser, Waverly Advisors, LLC, receives a “unitary fee” pursuant to which it provides investment advisory service and pays most of the Fund’s operating expenses except brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto..
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets.